Gross investment in lease	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Gross investment in lease
5.	Gross investment in lease:

	2014	2013
Gross investment in lease	$58,953	$80,123
Current portion	(21,170)	(21,170)

	$37,783	$58,953

In 2011, the Company entered into five-year bareboat charters for four of its vessels whereby the lessee will purchase the vessels for $5,000,000 each at the end of each lease term. Each lease is considered a sales type lease and was accounted for as a disposition of the vessel upon its delivery in 2011. The gross investment is offset by deferred interest on lease receivable.